Annual Total Returns - BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Class K) [BarChart] - Class K - BlackRock Emerging Markets Flexible Dynamic Bond Portfolio - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	5.23%
Annual Return 2012	20.25%
Annual Return 2013	(9.23%)
Annual Return 2014	0.20%
Annual Return 2015	3.91%
Annual Return 2016	13.37%
Annual Return 2017	5.60%
Annual Return 2018	(10.70%)
Annual Return 2019	6.37%
Annual Return 2020	15.58%